Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 1,300,557	€ 1,092,741	€ 2,661,986	€ 2,176,182
Post employee benefits	62,130	43,090	126,189	93,521
Share-based payments	2,088,045	1,699,794	3,400,920	3,224,788
Total	€ 3,450,732	€ 2,835,625	€ 6,189,095	€ 5,494,491